Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions
Schedule of transactions with related party

Years ended December 31:	2024	2023	2022
Fee income	$—	$425	$1,191
Interest income	—	79	—
Other income	—	—	462
Dividends received	109	89	198
Royalty expenses	(673)	(778)	(682)
Fee expenses	—	(41)	(2,198)
Reimbursements of expenses, primarily including employee benefits and lease and office expenses	(679)	(886)	(4,914)

Schedule of key management personnel

Years ended December 31:	2024	2023	2022
Short-term employee benefits*	$1,974	$1,760	$1,817
Post-employment benefits	160	148	142
Directors’ fees	399	529	666
Total	$2,533	$2,437	$2,625

*Net of salary and expenses.